Land use rights, net (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - Use Rights [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
2019	¥ 48,096
2020	48,096
2021	48,096
2022	48,096
2023	¥ 48,096